Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	£ 39,658	£ 43,968
Borrowings net, derivative instruments adjustment	39,456	43,519
Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(204)	(456)
Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	2	7
Functional Currency
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	30,363	32,000
Borrowings net, derivative instruments adjustment	32,558	36,388
Functional Currency | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	2,219	3,795
Functional Currency | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(24)	593
U.S. Dollar
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	2,837	2,700
Borrowings net, derivative instruments adjustment	2,373	2,240
U.S. Dollar | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(464)	(460)
UK sterling
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	453	452
Borrowings net, derivative instruments adjustment	3	2
UK sterling | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(450)	(450)
Euro
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	5,775	8,221
Borrowings net, derivative instruments adjustment	3,860	4,165
Euro | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(1,973)	(3,536)
Euro | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	58	(520)
Other Currencies
Disclosure Of Detailed Information About Borrowings [Line Items]
Total borrowings	230	595
Borrowings net, derivative instruments adjustment	662	724
Other Currencies | Cross-currency Swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments		(265)
Other Currencies | Forward Foreign Currency Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 432	£ 394